Share Capital and Reserves (Details) - Schedule of performance warrants outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of performance warrants outstanding [Abstract]
Expiry Date	June 30, 2021
Performance Warrants Outstanding	625,250
Performance Warrants Exercisable	625,250
Exercise Price | $ / shares	$ 4.00
Remaining Life	0.50